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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3.31.2009
                                               ---------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-11905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York               5.12.2009
-------------------          ------------------               ---------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                         ---------------------------
Form 13F Information Table Entry Total:                          101
                                         ---------------------------
Form 13F Information Table Value Total:                    3,895,069
                                         ---------------------------
                                               (thousands)

                         Cullen Capital Management, LLC
                                    FORM 13F
                                 March 31, 2009

                                                                                                               VOTING AUTHORITY
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101   130179  2618250 SH       Sole                   344100           2274150
AT&T Inc.                      COM              00206R102   129595  5142660 SH       Sole                   762760           4379900
Acer Inc                       COM              6005850        378   251506 SH       Sole                   251506
African Bank Investments       COM              S01035112       30    11500 SH       Sole                    11500
Altria Group Inc.              COM              02209S103    21448  1338830 SH       Sole                  1338830
Archer Daniels Midland Co.     COM              039483102    28845  1038350 SH       Sole                                    1038350
Arrow Electronics Inc.         COM              042735100    25147  1319350 SH       Sole                                    1319350
Australia & New Zealand Bankin COM              6065586        510    46750 SH       Sole                    46750
BNP Paribas S.A.               COM              F1058Q238      704    17100 SH       Sole                    17100
Bank of America Corp.          COM              060505104    34850  5110000 SH       Sole                                    5110000
Berjaya Sports Toto Berhad     COM              Y0849N107      218   173900 SH       Sole                   173900
BorgWarner Inc.                COM              099724106    60033  2957300 SH       Sole                                    2957300
Bristol-Myers Squibb Co.       COM              110122108   158352  7327730 SH       Sole                   925830           6401900
British American Tobacco Malay COM              Y73286117      231    18500 SH       Sole                    18500
Bunge Ltd.                     COM              G16962105    80262  1416800 SH       Sole                                    1416800
Canadian National Railway Co.  COM              136375102    45715  1289550 SH       Sole                                    1289550
Canadian Pacific Railway Ltd.  COM              13645T100    23285   785850 SH       Sole                                     785850
Chevron Corp.                  COM              166764100    20966   311810 SH       Sole                   311810
Chubb Corp.                    COM              171232101   132316  3126550 SH       Sole                                    3126550
Chunghwa Telecom Co Ltd        COM              6287841        358   195894 SH       Sole                   195894
ConocoPhillips                 COM              20825C104     5884   150250 SH       Sole                   150250
Covidien Ltd.                  COM              G2552X108    84617  2545650 SH       Sole                                    2545650
Deutsche Lufthansa AG          COM              D1908N106      935    86100 SH       Sole                    86100
Devon Energy Corp.             COM              25179M103    73698  1649100 SH       Sole                                    1649100
Dominion Resources Inc. (Virgi COM              25746U109     7276   234800 SH       Sole                   234800
ENSCO International Inc.       COM              26874Q100    71539  2709800 SH       Sole                                    2709800
Eli Lilly & Co.                COM              532457108   132332  3960840 SH       Sole                   568190           3392650
Enel S.p.A.                    COM              T3679P115      100    20850 SH       Sole                    20850
Enerplus Resources Fund        COM              29274D604      362    22100 SH       Sole                    22100
FPL Group Inc.                 COM              302571104    18187   358500 SH       Sole                   358500
FedEx Corp.                    COM              31428X106    49146  1104650 SH       Sole                                    1104650
General Electric Co.           COM              369604103     8655   856100 SH       Sole                   856100
General Mills Inc.             COM              370334104   120827  2422350 SH       Sole                                    2422350
Genuine Parts Co.              COM              372460105    15893   532250 SH       Sole                   532250
H.J. Heinz Co.                 COM              423074103    16488   498740 SH       Sole                   498740
HCP Inc.                       COM              40414L109    11906   666990 SH       Sole                   666990
HSBC Holdings PLC              COM              6158163        754   137000 SH       Sole                   137000
Health Care REIT Inc.          COM              42217K106    14600   477280 SH       Sole                   477280
Hewlett-Packard Co.            COM              428236103   107180  3343100 SH       Sole                                    3343100
Home Depot Inc.                COM              437076102    54088  2295750 SH       Sole                                    2295750
Hopewell Highway Infrastructur COM              G45995100       13    23400 SH       Sole                    23400
Hopewell Holdings Ltd          COM              Y37129148      614   234000 SH       Sole                   234000
ITT Corp.                      COM              450911102   125572  3264150 SH       Sole                                    3264150
JP Morgan Chase & Co.          COM              46625H100   107507  4044650 SH       Sole                                    4044650
Johnson & Johnson              COM              478160104   149003  2832760 SH       Sole                   344310           2488450
KT&G Corp - LOCAL              COM              Y49904108     1394    25045 SH       Sole                    25045
Kimberly-Clark Corp.           COM              494368103   135352  2935420 SH       Sole                   372820           2562600
Kraft Foods Inc.               COM              50075N104   135633  6084912 SH       Sole                   811462           5273450
Morgan Stanley                 COM              617446448     9222   405000 SH       Sole                   405000
Muenchener Reuckver AG         COM              D55535104     1296    10650 SH       Sole                    10650
Nestle S.A.                    COM              H57312649      979    29100 SH       Sole                    29100
Nintendo Corp Ltd              COM              J51699106     1790     6250 SH       Sole                     6250
Oracle Corp.                   COM              68389X105   151464  8382050 SH       Sole                                    8382050
Pfizer Inc.                    COM              717081103     7960   584400 SH       Sole                   584400
Philip Morris International In COM              718172109    18578   522150 SH       Sole                   522150
Pretoria Portland Cement Co. L COM              S63820120      180    54522 SH       Sole                    54522
Primaris Retail REIT           COM              74157U109      114    16450 SH       Sole                    16450
RWE A.G.                       COM              D6629K109     1693    24150 SH       Sole                    24150
Raffles Medical Group Ltd.     COM              Y7174H100      723  1439900 SH       Sole                  1439900
Raytheon Co.                   COM              755111507   110794  2845250 SH       Sole                                    2845250
RioCan Real Estate Investment  COM              766910103      249    25700 SH       Sole                    25700
Sandvik AB                     COM              W74857165      559    98000 SH       Sole                    98000


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

                         Cullen Capital Management, LLC
                                    FORM 13F
                                 March 31, 2009

                                                                                                               VOTING AUTHORITY
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Singapore Technologies Enginee COM              Y7996W103      816   505000 SH       Sole                   505000
Singapore Telecommunications L COM              Y79985209     1047   630000 SH       Sole                   630000
Travelers Cos. Inc.            COM              89417E109    10168   250200 SH       Sole                   250200
Tsakos Energy Navigation Ltd.  COM              G9108L108      218    15500 SH       Sole                    15500
U.S. Bancorp                   COM              902973304     4714   322650 SH       Sole                   322650
United Overseas Bank Ltd.      COM              V96194127      820   128500 SH       Sole                   128500
United Technologies Corp.      COM              913017109   107237  2495050 SH       Sole                                    2495050
Verizon Communications Inc.    COM              92343V104   138268  4578400 SH       Sole                   611050           3967350
Vermillion Energy Trust Unit   COM              923728109      934    44150 SH       Sole                    44150
Volvo AB Series B              COM              928856301      152    28650 SH       Sole                    28650
Walt Disney Co.                COM              254687106   102492  5643850 SH       Sole                                    5643850
Weyerhaeuser Co.               COM              962166104    18017   653500 SH       Sole                                     653500
ABB Ltd. (ADR)                 ADR              000375204    43250  3102600 SH       Sole                   100450           3002150
Anglo American PLC (ADR)       ADR              03485P201    45449  5328092 SH       Sole                                    5328092
AstraZeneca PLC (ADR)          ADR              046353108    90229  2545250 SH       Sole                   515700           2029550
BP PLC (ADR)                   ADR              055622104    17735   442270 SH       Sole                   442270
British American Tobacco PLC ( ADR              110448107     1311    28500 SH       Sole                    28500
Cemex S.A.B. de C.V. (ADR)     ADR              151290889    16810  2689652 SH       Sole                                    2689652
Chunghwa Telecom Co. Ltd. (ADR ADR              17133Q403     1157    63485 SH       Sole                    63485
Companhia Energetica de Minas  ADR              204409601    10555   714174 SH       Sole                   714174
Companhia Siderurgica Nacional ADR              20440W105     1493   100600 SH       Sole                   100600
Diageo PLC (ADR)               ADR              25243Q205    77141  1723820 SH       Sole                   358070           1365750
ENI S.p.A. (ADR)               ADR              26874R108     1374    35850 SH       Sole                    35850
France Telecom (ADR)           ADR              35177Q105     1341    59200 SH       Sole                    59200
Gazprom OAO (ADR)              ADR              368287207    37521  2518200 SH       Sole                                    2518200
GlaxoSmithKline PLC (ADR)      ADR              37733W105   100748  3242600 SH       Sole                   263300           2979300
HSBC Holdings PLC (ADR)        ADR              404280406      649    23008 SH       Sole                    23008
Nestle S.A. (ADR)              ADR              641069406   104640  3118930 SH       Sole                    29400           3089530
Nokia Corp. (ADR)              ADR              654902204    74333  6369550 SH       Sole                  1233900           5135650
Novartis AG (ADR)              ADR              66987V109     1235    32650 SH       Sole                    32650
PetroChina Co. Ltd. (ADR)      ADR              71646E100    11102   139300 SH       Sole                   139300
Siliconware Precision Ind. Co. ADR              827084864      192    33101 SH       Sole                    33101
Taiwan Semiconductor Man. Co.  ADR              874039100     1056   117950 SH       Sole                   117950
Total S.A. (ADR)               ADR              89151E109      689    14050 SH       Sole                    14050
Unibanco Brasil SA (ADR)       ADR              90458E107     1205    18250 SH       Sole                    18250
Unilever N.V. (ADR)            ADR              904784709   125802  6418490 SH       Sole                   907590           5510900
Vodafone Group PLC (ADR)       ADR              92857W209    91896  5275310 SH       Sole                  1198460           4076850
Ford Motor Cap Tr II           PFD              345395206     2587   323800 SH       Sole                   323800
HBC Rights LOCAL                                               107    57083 SH       Sole                    57083
REPORT SUMMARY                 101 DATA RECORDS            3895069           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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